                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 41 [X]
                              (File No. 333-69777)
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 84 [X]
                              (File No. 811-04298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [X]  on December 13, 2010 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 41 is to supplement the prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series.

The supplement filed electronically herewith is not intended to supersede prospectuses for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series filed with

Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 filed on or about April 30, 2010.

The prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series filed with Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 filed on or about April 30, 2010 is incorporated by reference into Part A of this Post-Effective Amendment No. 41 to the Registration Statement.

PART A:

                          Supplement dated December 13, 2010*
                                                                   --------------------
                                       PRODUCT NAME
---------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV                          S-6418 M (4/10)
  /RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
---------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus.

THE FOLLOWING BENEFIT CHARGE HAS BEEN ADDED UNDER THE "FEE TABLES" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:

TRANSACTION FEES

                                                                                AMOUNT DEDUCTED
  CHARGE                       WHEN CHARGE IS DEDUCTED                VUL IV                     VUL IV - ES
OVERLOAN PROTECTION BENEFIT  Upon exercise of the          Maximum charge is 5% of the   Maximum charge is 5% of the
CHARGE                       Benefit.                      policy value.                 policy value.
--------------------------------------------------------------------------------------------------------------------


THE FOLLOWING BENEFIT DESCRIPTION HAS BEEN ADDED UNDER THE "POLICY BENEFITS AND RISKS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:

POLICY BENEFITS (CONTINUED)

  POLICY BENEFIT                               WHAT IT MEANS                        HOW IT WORKS
OVERLOAN PROTECTION BENEFIT(A)      This benefit protects your policy    You may exercise this benefit to
                                    from lapsing due to excessive        prevent your policy from entering
                                    loans against the policy's value.    the grace period.  The benefit can
                                                                         only be exercised if certain
                                                                         conditions are met.  See the
                                                                         "Policy Loans" section of the
                                                                         policy.
-----------------------------------------------------------------------------------------------------------


(a) This benefit is only available for 2001 CSO Policies with Option 1 death benefit applied for on or after December 13, 2010. This benefit is not available in all states. For information about the availability of the benefit in your state, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of the prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6418-26 A (12/10)

* Destroy date: May 1, 2011

THE FOLLOWING PARAGRAPH HAS BEEN ADDED TO THE END OF THE "POLICY LOANS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:

OVERLOAN PROTECTION BENEFIT

This benefit protects your policy from lapsing due to excessive loans against the policy's value by preventing the policy from entering the grace period. This benefit can only be exercised if all of the conditions below are met.

1. The policy has been in force for at least 15 policy years;

2. The insured's attained insurance age is greater than or equal to 75 but less than 100;

3. Policy indebtedness is greater than the current specified amount and greater than or equal to 90% of the policy value;

4. The cash surrender value is sufficient to pay the exercise charge;

5. The death benefit option in effect is Option 1;

6. The policy has not entered the grace period;

7. The policy is not a modified endowment contract, as defined by Section 7702A of the Internal Revenue Code, and exercising this benefit does not cause the policy to become a modified endowment contract;

8. No current or future distributions will be required from the policy to maintain its qualification for treatment as a life insurance policy under the Internal Revenue Code;

9. The sum of partial surrenders taken to date are greater than or equal to the amount that can be withdrawn from the policy without federal income tax;

10. Benefits are not currently being received under the Waiver of Monthly Deduction Rider or Waiver of Premium Rider;

11. There have been no accelerations of the death benefit.

If all conditions have been met, you may exercise this benefit by sending us a written request signed by you and satisfactory to us. If you exercise the benefit, it will be effective on the monthly date on or next following our receipt of your request, provided all conditions are met. A one-time charge will be deducted from the policy value, and will not exceed 5% of the policy value. There is no charge if this benefit is not exercised. Exercising the benefit is irrevocable.

If you exercise the benefit, the following changes to your policy will occur:

1. Premium payments will no longer be accepted, however, loan repayments are still allowed;

2. Monthly deductions will no longer be taken;

3. Partial surrenders will no longer be available;

4. Additional loans will no longer be available;

5. Any outstanding indebtedness will remain and interest will be charged at the then current loan interest rate;

6. Any applicable no-lapse guarantee or death benefit guarantee will no longer be in effect and cannot be reinstated;

7. Changes to the death benefit option will no longer be allowed;

8. Changes to the specified amount will no longer be allowed;

9. All riders attached to the policy will terminate;

10. Any value in the subaccounts will be transferred to the fixed account;

11. Transfers to the subaccounts will no longer be allowed.

Once the benefit has been exercised, the death benefit will be the percentage shown in the table found in the Death Benefit section of your policy, as amended by any endorsements, multiplied by the greater of the policy value or indebtedness. This benefit terminates upon termination of the policy. If the policy to which this benefit is attached terminates and is later reinstated, this benefit will be reinstated.

S-6418-26 A (12/10)

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 27 to Registration Statement No. 33-62457 on or about April 29, 2010, is incorporated by reference to this Post-Effective Amendment No. 41.

                            PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27 (File No. 333-69777) is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986, is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.

(d)(4) Copy of Base Insured Rider (Term Insurance) filed electronically as
Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(d)(8) Copy of Overloan Protection Benefit (form 132293) is filed electronically herewith.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to

Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005, filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(9) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005, filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006, filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 103, dated November 25, 2002, filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002, filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002, filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(20) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(22) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005, filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
(g)(26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(28) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(31) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(32) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005, filed electronically as Exhibit (g)(33) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(36) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(37) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005, filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life

Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to

Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as
Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration

Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(26) Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as

Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(27) Copy of Fund Participation Agreement dated April 24, 2009, by and among, RiverSource Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and J. P. Morgan Investment Management Inc., is filed electronically herewith.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III filed electronically as Exhibit
(m)(1) to Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 is incorporated herein by reference.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - Estate Series filed electronically as Exhibit (m)(2) to Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 is incorporated herein by reference.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2005 Revisions filed electronically as Exhibit (m)(3) to Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 is incorporated herein by reference.

(m)(4) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2008 Revisions filed electronically as Exhibit (m)(4) to Post-Effective Amendment No. 40 to Registration Statement No. 333-69777 is incorporated herein by reference.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV - Estate Series filed electronically as Exhibit (n)(2) to Post-Effective Amendment No. 40 to Registration Statement 333-69777 is incorporated herein by reference.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company


Name                              Principal Business Address*   Position and Offices With Depositor
----                              ---------------------------  -------------------------------------
Gumer Cruz Alvero                                              Director and Executive
                                                               Vice President - Annuities

Richard Norman Bush                                            Senior Vice President - Corporate Tax

Bimal Gandhi                                                   Senior Vice President - Strategic
                                                               Transformation

Brian Joseph McGrane                                           Director, Executive Vice
                                                               President and Chief Financial Officer

Richard Thomas Moore                                           Secretary

Kevin Eugene Palmer                                            Director, Vice President and Chief
                                                               Actuary

Bridget Mary Sperl                                             Director, Executive Vice
                                                               President - Client Services

David Kent Stewart                                             Vice President and Controller

William Frederick "Ted" Truscott                               Director

John Robert Woerner                                            Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd {75%} UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                        NET UNDERWRITING
NAME OF                   DISCOUNTS AND     COMPENSATION    BROKERAGE        OTHER
PRINCIPAL UNDERWRITER      COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------   ----------------   -------------   -----------   ------------
RiverSource
   Distributors, Inc.     $307,628,681          None           None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 8th day of October, 2010.

                                        RiverSource Variable Life Separate
                                        Account
                                        (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ John R. Woerner*
                                           -------------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 8th day of October, 2010.



/s/ Gumer C. Alvero*                    Director and Executive Vice President
-------------------------------------   - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President
-------------------------------------   and Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Director and Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 37 to Registration Statement No.333-69777, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 40
                     TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectuses for RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV - Estate Series, Part A to Post-Effective Amendment No. 40 to Registration Statement 333-69777, on or after April 30, 2010, is incorporated herein by reference.

Supplement for RiverSource (R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series.

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 27 to Registration Statement No. 33-62457 on or about April 29, 2010, is incorporated by reference to this Post-Effective Amendment No. 41.

Part C.

Other Information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(d)(8) Copy of Overloan Protection Benefit.

(h)(27) Copy of Fund Participation Agreement.

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.